Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt
The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2017		As of December 31, 2018
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
4.5% Convertible Senior Notes due June 2025	$—	$—	$402,500	$590,427
Unamortized prepaid debt issuance costs and discount on 4.5% Convertible Senior Notes	—	—	(149,083)	—
Total Intelsat S.A. obligations	—	—	253,417	590,427
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$96,650	$94,717	$—	$—
Unamortized prepaid debt issuance costs on 6.75% Senior Notes	(78)	—	—	—
7.75% Senior Notes due June 2021	2,000,000	1,070,000	421,219	381,203
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(13,325)	—	(2,062)	—
8.125% Senior Notes due June 2023	1,000,000	515,000	1,000,000	765,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(8,562)	—	(7,256)	—
12.5% Senior Notes due November 2024	403,350	265,052	403,350	376,807

Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	(209,165)	—	(198,620)	—
Total Intelsat Luxembourg obligations	3,268,870	1,944,769	1,616,631	1,523,010
Intelsat Connect Finance:
12.5% Senior Notes due April 2022	$731,892	$640,406	$—	$—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	(267,108)	—	—	—
9.5% Senior Notes due February 2023	—	—	1,250,000	1,062,500
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Notes	—	—	(34,904)	—
Total Intelsat Connect Finance obligations	464,784	640,406	1,215,096	1,062,500
Intelsat Jackson:
9.5% Senior Secured Notes due September 2022	$490,000	$565,950	$490,000	$556,150
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Secured Notes	(17,556)	—	(14,545)	—
8% Senior Secured Notes due February 2024	1,349,678	1,423,910	1,349,678	1,390,168
Unamortized prepaid debt issuance costs and premium on 8.0% Senior Secured Notes	(5,378)	—	(4,671)	—
7.25% Senior Notes due October 2020	2,200,000	2,068,000	—	—
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(5,151)	—	—	—
7.5% Senior Notes due April 2021	1,150,000	1,040,750	—	—
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(5,415)	—	—	—
5.5% Senior Notes due August 2023	2,000,000	1,630,000	1,985,000	1,717,025
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(12,977)	—	(10,859)	—
9.75% Senior Notes due July 2025	1,500,000	1,455,000	1,485,000	1,488,713
Unamortized prepaid debt issuance costs on 9.75% Senior Notes	(20,315)	—	(18,230)	—
8.5% Senior Notes due October 2024	—	—	2,950,000	2,832,000
Unamortized prepaid debt issuance costs and premium on 8.5% Senior Notes	—	—	(15,310)	—
Senior Secured Credit Facilities due June 2019	1,095,000	1,093,631	—	—
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	(4,636)	—	—	—
Senior Secured Credit Facilities due November 2023	2,000,000	1,947,500	2,000,000	1,940,000
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	(28,600)	—	(26,965)	—
Senior Secured Credit Facilities due January 2024	—	—	395,000	395,988
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	—	—	(1,933)	—
6.625% Senior Secured Credit Facilities due January 2024	—	—	700,000	694,750
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities	—	—	(3,427)	—
Total Intelsat Jackson obligations	11,684,650	11,224,741	11,258,738	11,014,794
Eliminations:
7.75% Senior Notes of Intelsat Luxembourg due June 2021 owned by Intelsat Connect Finance	$(979,168)	$(523,855)	$—	$—
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	6,524	—	—	—
8.125% Senior Notes of Intelsat Luxembourg due June 2023 owned by Intelsat Connect Finance and Intelsat Jackson	(111,663)	(57,506)	(111,663)	(85,422)
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	956	—	810	—
12.5% Senior Notes of Intelsat Luxembourg due November 2024 owned by Intelsat Connect Finance, Intelsat Jackson, and Intelsat Envision	(402,595)	(264,556)	(403,245)	(376,708)
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	208,775	—	198,568	—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes due 2022	67,525	—	—	—

Total eliminations:	(1,209,646)	(845,917)	(315,530)	(462,130)
Total Intelsat S.A. long-term debt	$14,208,658	$12,963,999	$14,028,352	$13,728,601
Less:
Current portion of long-term debt	96,572		—
Total long-term debt, excluding current portion	$14,112,086		$14,028,352

Schedule of Principal Repayments of Long-Term Debt
Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2018 are as follows (in thousands):

Year	Amount
2019	$—
2020	—
2021	421,219
2022	490,000
2023	6,123,337
2024 and thereafter	7,282,283
Total principal repayments	14,316,839
Unamortized discounts, premiums and prepaid issuance costs	(288,487)
Total Intelsat S.A. long-term debt	$14,028,352

Schedule of interest expense
Interest expense for the year ended December 31, 2018 related to the 2025 Convertible Notes was as follows (in thousands):

Year Ended December 31, 2018
Coupon interest	$9,710
Amortization of discount and prepaid debt issuance costs	7,654
Total interest expense	$17,364